DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of March 31, 2023:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States Dollar	$56.0 million
Euro	€319.6 million
Sterling	£12.8 million
Swedish Krona	SEK 22.0 million
Interest rate swap contracts	$700.0 million
Bunker fuel hedges	19.1 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of March 31, 2023
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(7,864)	$—	$27
Non-designated cash flow hedges	(794)	—	18
Fair value hedges	—	—	997
Interest rate swap contracts	—	48,883	—
Bunker fuel hedges	(1,210)	—	—
	$(9,868)	$48,883	$1,042

	Fair Value Measurements as of December 31, 2022
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(5,726)	$—	$490
Non-designated cash flow hedges	(206)	—	872
Fair value hedges	—	—	4
Interest rate swap contracts	—	59,104	—
Bunker fuel hedges	(3,396)	—	—
	$(9,328)	$59,104	$1,366

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended March 31, 2023
	Net losses deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, Net

Realized gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(1,915)	$—
Non-designated cash flow hedges	—	177	—
Fair value hedges	—	—	(22)
Bunker fuel hedges	—	(265)	—
Total net realized (losses)	$—	$(2,003)	$(22)
Unrealized gains (losses):
Cash flow hedges	$(2,997)	$—	$—
Non-designated cash flow hedges	—	(528)	6
Fair value hedges	—	—	510
Bunker fuel hedges	—	1,791	—
Interest rate swap contracts	(10,220)	—	—
Total net unrealized gains (losses)	$(13,217)	$1,263	$516

	Three Months Ended March 31, 2022
	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales

Realized gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$1,191
Non-designated cash flow hedges	—	2,526
Bunker fuel hedges	—	753
Total net realized gains	$—	$4,470
Unrealized gains:
Cash flow hedges	$6,754	$—
Non-designated cash flow hedges	—	1,202
Bunker fuel hedges	—	2,886
Interest rate swap contracts	27,618	—
Total net unrealized gains	$34,372	$4,088